Property and Equipment - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment	$ 15,429	$ 13,678	$ 11,238
Less: accumulated depreciation	(10,239)	(9,594)	(8,484)
Property and equipment, net	5,190	4,084	2,754
Machinery and equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment	11,936	11,505	9,784
Furniture and fixtures [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment	108	108	108
Computer network equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment	36	36	36
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment	1,091	1,108	1,106
Construction in progress [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment	$ 2,258	$ 921	$ 204